Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth additional compensation information of our Principal Executive Officer (“PEO”) and our non-PEO named executive officers (“non-PEO NEOs”) along with total shareholder return, net income (loss) and change in EVA results for Fiscal 2026, Fiscal 2025, Fiscal 2024, Fiscal 2023 and Fiscal 2022. “Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the fiscal years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. For a discussion of how the compensation committee assessed Genesco’s performance and the named executive officers’ pay each year, see the “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for Fiscal 2022, Fiscal 2023, Fiscal 2024 and Fiscal 2025.

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4) (e)	Genesco TSR ($)(5) (f)	Peer Group TSR ($)(6) (g)	Net Income (Loss) ($ Millions) (7) (h)	Change in EVA ($ Millions) (8) (i)
Fiscal 2026	$4,444,023	$3,135,937	$1,543,110	$1,331,211	$75	$67	$13	$3
Fiscal 2025	$5,185,437	$7,065,754	$1,640,128	$2,069,106	$107	$71	$(19)	$10
Fiscal 2024	$4,250,035	$(911,957)	$860,620	$(183,778)	$74	$77	$(17)	$(67)
Fiscal 2023	$3,711,215	$3,555,298	$942,522	$794,370	$123	$97	$72	$(98)
Fiscal 2022	$8,766,458	$9,109,572	$2,876,839	$2,887,343	$162	$107	$115	$173

(1)
Reflects compensation amounts reported in the “Summary Compensation Table” for the PEO for the respective years shown.
(2)
“Compensation actually paid” to the PEO in each of Fiscal 2026, Fiscal 2025, Fiscal 2024, Fiscal 2023 and Fiscal 2022 reflects the respective amounts set forth in column (c) above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by the compensation committee with respect to the PEO compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2022	2023	2024	2025	2026
CEO	Vaughn	Vaughn	Vaughn	Vaughn	Vaughn
SCT Total Compensation ($)	$8,766,458	$3,711,215	$4,250,035	$5,185,437	$4,444,023
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$5,113,804	$2,674,267	$3,183,204	$3,475,696	$2,717,422
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	$2,413,120	$4,202,402	$1,231,973	$4,742,042	$4,219,556
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	$2,217,017	$(1,290,521)	$(1,767,052)	$805,415	$(1,512,383)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	$826,781	$(393,532)	$(1,443,709)	$(191,443)	$(1,297,838)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	$—	$—	$—	$—	$—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$—	$—	$—	$—	$—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$—	$—	$—	$—	$—
Compensation Actually Paid ($)	$9,109,572	$3,555,298	$(911,957)	$7,065,754	$3,135,937

Note: Equity Valuations: Stock option grant date fair value is calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted share grant date fair values are calculated using the stock price as of date of grant.

Adjustments have been made using the stock price as of year-end and as of each date of vest.

Note that a portion of Fiscal 2022 bonus was paid in stock in Fiscal 2023, with a grant date of March 24, 2022. Both the cash and equity portions of this bonus were disclosed in the Summary Compensation Table for Fiscal 2022 (the cash was reported as Non-Equity Incentive Plan Compensation and the equity was reported as a Stock Award). Given the early Fiscal 2023 grant date for the equity portion of the bonus, for the “compensation actually paid” calculations, such portion was treated as a subtraction in Fiscal 2022 and an addition in Fiscal 2023.

(3)
The following non-PEO named executive officers are included in the average figures shown: Harris, Becker, Desai and Gray for Fiscal 2026; Becker, Desai, Harris and Gray for Fiscal 2025; George, Becker, Desai, Daniel E. Ewoldsen and Mario Gallione for Fiscal 2024; George, Gallione, Desai and Ewoldsen for Fiscal 2023; and George, Becker, Gallione and Desai for Fiscal 2022.
(4)
Average “compensation actually paid” for our non-PEO NEOs in each of Fiscal 2026, Fiscal 2025, Fiscal 2024, Fiscal 2023 and Fiscal 2022 reflects the respective amounts set forth in column (e) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our compensation committee in regards to the non-PEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2022	2023	2024	2025	2026
Non-PEO NEOs	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note
SCT Total Compensation ($)	$2,876,839	$942,522	$860,620	$1,640,128	$1,543,110
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$1,538,400	$353,906	$393,522	$911,866	$447,872
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	$887,769	$641,691	$168,250	$1,058,716	$750,625
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	$452,546	$(314,332)	$(253,562)	$56,961	$(386,011)
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	$—	$—	$—	$242,632	$—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	$208,590	$(121,605)	$(316,954)	$(17,464)	$(128,640)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	$—	$—	$248,610	$—	$—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$—	$—	$—	$—	$—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$—	$—	$—	$—	$—
Compensation Actually Paid ($)	$2,887,343	$794,370	$(183,778)	$2,069,106	$1,331,211

Note: Equity Valuations: Stock option grant date fair value is calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted share grant date fair values are calculated using the stock price as of date of grant.

Adjustments have been made using the stock price as of year-end and as of each date of vest.

Note that a portion of Fiscal 2022 bonus was paid in stock in Fiscal 2023, with a grant date of March 24, 2022. Both the cash and equity portions of this bonus were disclosed in the Summary Compensation Table for Fiscal 2022 (the cash was reported as Non-Equity Incentive Plan Compensation and the equity was reported as a Stock Award). Given the early Fiscal 2023 grant date for the equity portion of the bonus, for the “compensation actually paid” calculations, such portion was treated as a subtraction in Fiscal 2022 and an addition in Fiscal 2023.

(5)
For the relevant fiscal year, represents the cumulative value of $100 invested in Genesco for the measurement periods beginning on January 30, 2021 and ending on January 31, 2026, February 1, 2025, February 3, 2024, January 28, 2023, and January 29, 2022, respectively.
(6)
For the relevant fiscal year, represents the cumulative TSR (“Peer Group TSR”) of the annual report Peer Group consisting of Caleres, Inc., Designer Brands, Foot Locker, Inc. - included through September 8, 2025 when it was acquired by DICK's Sporting Goods, Inc., Shoe Carnival, Inc. and Wolverine World Wide, Inc. (the “Peer Group”) for the measurement periods beginning on January 30, 2021 and ending on January 31, 2026, February 1, 2025, February 3, 2024, January 28, 2023 and January 29, 2022, respectively.
(7)
Reflects “Net Income (Loss)” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended January 31, 2026, February 1, 2025, February 3, 2024, January 28, 2023 and January 29, 2022.
(8)
Company-Selected Measure is change in economic value added, or EVA. The Company determined EVA in Fiscal 2026 by subtracting from a business unit’s “net operating profit after taxes,” or NOPAT, a charge of 10% of the “average net assets” employed to generate the profit. EVA, NOPAT and average net assets are non-GAAP financial measures the Company computes utilizing, and for purposes of supplementing, certain financial metrics included in the Company’s audited consolidated financial statements, which are prepared in accordance with GAAP. For more information on EVA, NOPAT and average net assets, please see “EVA Calculations” above in “Executive Compensation — Compensation Discussion and Analysis — Fiscal 2026 Compensation Discussion.”

Company Selected Measure Name	change in economic value added
Named Executive Officers, Footnote
(3)
The following non-PEO named executive officers are included in the average figures shown: Harris, Becker, Desai and Gray for Fiscal 2026; Becker, Desai, Harris and Gray for Fiscal 2025; George, Becker, Desai, Daniel E. Ewoldsen and Mario Gallione for Fiscal 2024; George, Gallione, Desai and Ewoldsen for Fiscal 2023; and George, Becker, Gallione and Desai for Fiscal 2022.

PEO Total Compensation Amount	$ 4,444,023	$ 5,185,437	$ 4,250,035	$ 3,711,215	$ 8,766,458
PEO Actually Paid Compensation Amount	$ 3,135,937	7,065,754	(911,957)	3,555,298	9,109,572
Adjustment To PEO Compensation, Footnote

Fiscal Year	2022	2023	2024	2025	2026
CEO	Vaughn	Vaughn	Vaughn	Vaughn	Vaughn
SCT Total Compensation ($)	$8,766,458	$3,711,215	$4,250,035	$5,185,437	$4,444,023
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$5,113,804	$2,674,267	$3,183,204	$3,475,696	$2,717,422
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	$2,413,120	$4,202,402	$1,231,973	$4,742,042	$4,219,556
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	$2,217,017	$(1,290,521)	$(1,767,052)	$805,415	$(1,512,383)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	$826,781	$(393,532)	$(1,443,709)	$(191,443)	$(1,297,838)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	$—	$—	$—	$—	$—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$—	$—	$—	$—	$—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$—	$—	$—	$—	$—
Compensation Actually Paid ($)	$9,109,572	$3,555,298	$(911,957)	$7,065,754	$3,135,937

Non-PEO NEO Average Total Compensation Amount	$ 1,543,110	1,640,128	860,620	942,522	2,876,839
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,331,211	2,069,106	(183,778)	794,370	2,887,343
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	2022	2023	2024	2025	2026
Non-PEO NEOs	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note	See Column (d) Note
SCT Total Compensation ($)	$2,876,839	$942,522	$860,620	$1,640,128	$1,543,110
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$1,538,400	$353,906	$393,522	$911,866	$447,872
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	$887,769	$641,691	$168,250	$1,058,716	$750,625
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	$452,546	$(314,332)	$(253,562)	$56,961	$(386,011)
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year ($)	$—	$—	$—	$242,632	$—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	$208,590	$(121,605)	$(316,954)	$(17,464)	$(128,640)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	$—	$—	$248,610	$—	$—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$—	$—	$—	$—	$—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$—	$—	$—	$—	$—
Compensation Actually Paid ($)	$2,887,343	$794,370	$(183,778)	$2,069,106	$1,331,211

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

List of Performance Measures

Listed below are the performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our named executive officers, for Fiscal 2026, to Company performance.

Measure	Nature
Change in EVA	Financial
Adjusted Operating Income	Financial

Total Shareholder Return Amount	$ 75	107	74	123	162
Peer Group Total Shareholder Return Amount	67	71	77	97	107
Net Income (Loss)	$ 13,000,000	$ (19,000,000)	$ (17,000,000)	$ 72,000,000	$ 115,000,000
Company Selected Measure Amount	3,000,000	10,000,000	(67,000,000)	(98,000,000)	173,000,000
PEO Name	Vaughn	Vaughn	Vaughn	Vaughn	Vaughn
Measure:: 1
Pay vs Performance Disclosure
Name	Change in EVA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,717,422)	(3,475,696)	(3,183,204)	(2,674,267)	(5,113,804)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,219,556	4,742,042	1,231,973	4,202,402	2,413,120
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,512,383)	805,415	(1,767,052)	(1,290,521)	2,217,017
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,297,838)	(191,443)	(1,443,709)	(393,532)	826,781
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(447,872)	(911,866)	(393,522)	(353,906)	(1,538,400)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	750,625	1,058,716	168,250	641,691	887,769
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(386,011)	56,961	(253,562)	(314,332)	452,546
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	242,632	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,640)	(17,464)	(316,954)	(121,605)	208,590
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (248,610)	$ 0	$ 0